American Funds Insurance Series® - Target Date Series
American Funds® IS 2035 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 30.83%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	214	$9
The Growth Fund of America, Class R-6	132	9
New Perspective Fund, Class R-6	123	7
SMALLCAP World Fund, Inc., Class R-6[1]	88	6
American Funds Global Insight Fund, Class R-6	254	5
The New Economy Fund, Class R-6[1]	62	3
New World Fund, Inc., Class R-6	21	2
Total growth funds (cost: $41,000)		41
Growth-and-income funds 33.83%
American Mutual Fund, Class R-6	192	10
Capital World Growth and Income Fund, Class R-6	155	9
Fundamental Investors, Class R-6	129	9
Washington Mutual Investors Fund, Class R-6	139	8
The Investment Company of America, Class R-6	116	6
International Growth and Income Fund, Class R-6	68	3
Total growth-and-income funds (cost: $41,000)		45
Equity-income funds 7.52%
The Income Fund of America, Class R-6	221	6
Capital Income Builder, Class R-6	67	4
Total equity-income funds (cost: $9,000)		10
Balanced funds 13.53%
American Balanced Fund, Class R-6	343	11
American Funds Global Balanced Fund, Class R-6	181	7
Total balanced funds (cost: $17,000)		18
Fixed income funds 14.29%
U.S. Government Securities Fund, Class R-6	743	10
American Funds Inflation Linked Bond Fund, Class R-6	328	3
American Funds Mortgage Fund, Class R-6	198	2
Capital World Bond Fund, Class R-6	101	2
Intermediate Bond Fund of America, Class R-6	117	2
Total fixed income funds (cost: $20,000)		19
Total investment securities 100.00% (cost: $128,000)		133
Other assets less liabilities 0.00%		—
Net assets 100.00%		$133
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 1 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30.83%
AMCAP Fund, Class R-6[1]	$10	$—	$—	$—	$(1)	$9	$—	$—
The Growth Fund of America, Class R-6	10	—	—	—	(1)	9	—	—
New Perspective Fund, Class R-6	8	—	—[3]	—[3]	(1)	7	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	7	—	—	—	(1)	6	—	—
American Funds Global Insight Fund, Class R-6	5	—	—	—	—[3]	5	—	—
The New Economy Fund, Class R-6[1]	4	—	—	—	(1)	3	—	—
New World Fund, Inc., Class R-6	2	—	—	—	—[3]	2	—	—
						41
Growth-and-income funds 33.83%
American Mutual Fund, Class R-6	10	—[3]	—[3]	—[3]	—[3]	10	—[3]	—
Capital World Growth and Income Fund, Class R-6	10	—[3]	—	—	(1)	9	—[3]	—
Fundamental Investors, Class R-6	10	—[3]	—	—	(1)	9	—[3]	—
Washington Mutual Investors Fund, Class R-6	8	—[3]	—[3]	—[3]	—[3]	8	—[3]	—
The Investment Company of America, Class R-6	6	—[3]	—	—	—[3]	6	—[3]	—
International Growth and Income Fund, Class R-6	3	—[3]	—	—	—[3]	3	—[3]	—
						45
Equity-income funds 7.52%
The Income Fund of America, Class R-6	6	—[3]	—	—	—[3]	6	—[3]	—
Capital Income Builder, Class R-6	5	—[3]	—	—	(1)	4	—[3]	—
						10
Balanced funds 13.53%
American Balanced Fund, Class R-6	11	—[3]	—	—	—[3]	11	—[3]	—
American Funds Global Balanced Fund, Class R-6	7	—[3]	—	—	—[3]	7	—[3]	—
						18
Fixed income funds 14.29%
U.S. Government Securities Fund, Class R-6	10	—[3]	—	—	—[3]	10	—[3]	—
American Funds Inflation Linked Bond Fund, Class R-6	4	—	—	—	(1)	3	—	—
American Funds Mortgage Fund, Class R-6	2	—[3]	—	—	—[3]	2	—[3]	—
Capital World Bond Fund, Class R-6	2	—[3]	—	—	—[3]	2	—[3]	—
Intermediate Bond Fund of America, Class R-6	2	—[3]	—	—	—[3]	2	—[3]	—
						19
Total 100.00%				$—[3]	$(9)	$133	$—[3]	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2035 Target Date Fund — Page 2 of 13

American Funds® IS 2030 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 21.11%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	553	$22
The Growth Fund of America, Class R-6	292	19
American Funds Global Insight Fund, Class R-6	641	13
SMALLCAP World Fund, Inc., Class R-6[1]	165	12
New Perspective Fund, Class R-6	163	10
Total growth funds (cost: $75,000)		76
Growth-and-income funds 29.72%
American Mutual Fund, Class R-6	479	26
Capital World Growth and Income Fund, Class R-6	443	26
Washington Mutual Investors Fund, Class R-6	308	18
Fundamental Investors, Class R-6	243	17
The Investment Company of America, Class R-6	268	13
International Growth and Income Fund, Class R-6	206	7
Total growth-and-income funds (cost: $99,000)		107
Equity-income funds 8.06%
Capital Income Builder, Class R-6	211	15
The Income Fund of America, Class R-6	566	14
Total equity-income funds (cost: $27,000)		29
Balanced funds 13.06%
American Balanced Fund, Class R-6	898	29
American Funds Global Balanced Fund, Class R-6	497	18
Total balanced funds (cost: $46,000)		47
Fixed income funds 28.05%
Intermediate Bond Fund of America, Class R-6	1,621	22
U.S. Government Securities Fund, Class R-6	1,655	22
American Funds Mortgage Fund, Class R-6	1,754	17
Capital World Bond Fund, Class R-6	952	17
American Funds Inflation Linked Bond Fund, Class R-6	1,405	15
The Bond Fund of America, Class R-6	617	8
Total fixed income funds (cost: $107,000)		101
Total investment securities 100.00% (cost: $354,000)		360
Other assets less liabilities 0.00%		—
Net assets 100.00%		$360
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 3 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21.11%
AMCAP Fund, Class R-6[1]	$17	$7	$1	$—[3]	$(1)	$22	$—	$—
The Growth Fund of America, Class R-6	14	6	—[3]	—[3]	(1)	19	—	—
American Funds Global Insight Fund, Class R-6	10	4	—	—	(1)	13	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	9	4	—	—	(1)	12	—	—
New Perspective Fund, Class R-6	7	3	—	—	—[3]	10	—	—
						76
Growth-and-income funds 29.72%
American Mutual Fund, Class R-6	20	6	—[3]	—[3]	—[3]	26	1	—
Capital World Growth and Income Fund, Class R-6	19	8	—	—	(1)	26	—[3]	—
Washington Mutual Investors Fund, Class R-6	14	4	—	—	—[3]	18	—[3]	—
Fundamental Investors, Class R-6	13	5	—[3]	—[3]	(1)	17	—[3]	—
The Investment Company of America, Class R-6	10	3	—	—	—[3]	13	—[3]	—
International Growth and Income Fund, Class R-6	6	2	—	—	(1)	7	—[3]	—
						107
Equity-income funds 8.06%
Capital Income Builder, Class R-6	11	4	—[3]	—[3]	—[3]	15	—[3]	—
The Income Fund of America, Class R-6	11	3	—[3]	—[3]	—[3]	14	—[3]	—
						29
Balanced funds 13.06%
American Balanced Fund, Class R-6	22	7	—	—	—[3]	29	—[3]	—
American Funds Global Balanced Fund, Class R-6	14	5	—	—	(1)	18	—[3]	—
						47
Fixed income funds 28.05%
Intermediate Bond Fund of America, Class R-6	16	6	—	—	—[3]	22	—[3]	—
U.S. Government Securities Fund, Class R-6	18	5	—[3]	—[3]	(1)	22	—[3]	—
American Funds Mortgage Fund, Class R-6	14	4	—	—	(1)	17	—[3]	—
Capital World Bond Fund, Class R-6	14	4	—	—	(1)	17	—[3]	—
American Funds Inflation Linked Bond Fund, Class R-6	12	3	—	—	—[3]	15	—	—
The Bond Fund of America, Class R-6	6	2	—	—	—[3]	8	—[3]	—
						101
Total 100.00%				$—[3]	$(11)	$360	$1	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2030 Target Date Fund — Page 4 of 13

American Funds® IS 2025 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 12.73%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,881	$77
American Funds Global Insight Fund, Class R-6	2,359	48
The Growth Fund of America, Class R-6	560	37
New Perspective Fund, Class R-6	306	18
SMALLCAP World Fund, Inc., Class R-6[1]	255	18
Total growth funds (cost: $194,000)		198
Growth-and-income funds 26.37%
Capital World Growth and Income Fund, Class R-6	1,788	105
American Mutual Fund, Class R-6	1,953	103
Washington Mutual Investors Fund, Class R-6	1,344	79
Fundamental Investors, Class R-6	682	49
The Investment Company of America, Class R-6	987	49
International Growth and Income Fund, Class R-6	697	25
Total growth-and-income funds (cost: $377,000)		410
Equity-income funds 10.29%
The Income Fund of America, Class R-6	3,578	90
Capital Income Builder, Class R-6	1,021	70
Total equity-income funds (cost: $151,000)		160
Balanced funds 12.67%
American Balanced Fund, Class R-6	3,910	125
American Funds Global Balanced Fund, Class R-6	1,969	72
Total balanced funds (cost: $192,000)		197
Fixed income funds 38.00%
Intermediate Bond Fund of America, Class R-6	10,169	134
The Bond Fund of America, Class R-6	7,581	95
American Funds Inflation Linked Bond Fund, Class R-6	8,117	87
U.S. Government Securities Fund, Class R-6	6,110	83
American Funds Mortgage Fund, Class R-6	8,327	81
Capital World Bond Fund, Class R-6	4,149	76
American High-Income Trust, Class R-6	3,443	35
Total fixed income funds (cost: $620,000)		591
Total investment securities 100.06% (cost: $1,534,000)		1,556
Other assets less liabilities (0.06)%		(1)
Net assets 100.00%		$1,555
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 5 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 12.73%
AMCAP Fund, Class R-6[1]	$57	$25	$—[3]	$—[3]	$(5)	$77	$—	$—
American Funds Global Insight Fund, Class R-6	35	14	—	—	(1)	48	—	—
The Growth Fund of America, Class R-6	29	10	—[3]	—[3]	(2)	37	—	—
New Perspective Fund, Class R-6	15	4	—	—	(1)	18	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	14	6	—	—	(2)	18	—	—
						198
Growth-and-income funds 26.37%
Capital World Growth and Income Fund, Class R-6	77	33	1	—[3]	(4)	105	—[3]	—
American Mutual Fund, Class R-6	77	28	3	—[3]	1	103	1	—
Washington Mutual Investors Fund, Class R-6	59	21	1	—[3]	—[3]	79	—[3]	—
Fundamental Investors, Class R-6	36	14	—	—	(1)	49	—[3]	—
The Investment Company of America, Class R-6	36	14	—	—	(1)	49	—[3]	—
International Growth and Income Fund, Class R-6	19	7	—[3]	—[3]	(1)	25	—[3]	—
						410
Equity-income funds 10.29%
The Income Fund of America, Class R-6	64	26	—	—	—[3]	90	1	—
Capital Income Builder, Class R-6	51	19	—	—	—[3]	70	—[3]	—
						160
Balanced funds 12.67%
American Balanced Fund, Class R-6	94	35	1	—[3]	(3)	125	—[3]	—
American Funds Global Balanced Fund, Class R-6	53	21	—[3]	—[3]	(2)	72	—[3]	—
						197
Fixed income funds 38.00%
Intermediate Bond Fund of America, Class R-6	100	38	—	—	(4)	134	1	—
The Bond Fund of America, Class R-6	68	31	—	—	(4)	95	1	—
American Funds Inflation Linked Bond Fund, Class R-6	64	25	—	—	(2)	87	—	—
U.S. Government Securities Fund, Class R-6	63	23	—[3]	—[3]	(3)	83	—[3]	—
American Funds Mortgage Fund, Class R-6	60	24	—	—	(3)	81	—[3]	—
Capital World Bond Fund, Class R-6	54	26	—	—	(4)	76	1	—
American High-Income Trust, Class R-6	20	16	—	—	(1)	35	—[3]	—
						591
Total 100.06%				$—[3]	$(43)	$1,556	$5	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2025 Target Date Fund — Page 6 of 13

American Funds® IS 2020 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 4.57%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,539	$72
AMCAP Fund, Class R-6[1]	1,471	60
Total growth funds (cost: $137,000)		132
Growth-and-income funds 23.42%
American Mutual Fund, Class R-6	3,365	178
Capital World Growth and Income Fund, Class R-6	2,687	158
Washington Mutual Investors Fund, Class R-6	2,526	149
The Investment Company of America, Class R-6	1,812	89
Fundamental Investors, Class R-6	1,230	88
International Growth and Income Fund, Class R-6	431	15
Total growth-and-income funds (cost: $641,000)		677
Equity-income funds 15.47%
The Income Fund of America, Class R-6	11,379	288
Capital Income Builder, Class R-6	2,317	159
Total equity-income funds (cost: $427,000)		447
Balanced funds 12.01%
American Balanced Fund, Class R-6	7,271	233
American Funds Global Balanced Fund, Class R-6	3,139	114
Total balanced funds (cost: $352,000)		347
Fixed income funds 44.60%
Intermediate Bond Fund of America, Class R-6	19,551	258
The Bond Fund of America, Class R-6	18,183	229
American Funds Inflation Linked Bond Fund, Class R-6	18,672	200
American Funds Mortgage Fund, Class R-6	17,683	172
American High-Income Trust, Class R-6	14,511	146
U.S. Government Securities Fund, Class R-6	10,671	145
Capital World Bond Fund, Class R-6	7,611	139
Total fixed income funds (cost: $1,364,000)		1,289
Total investment securities 100.07% (cost: $2,921,000)		2,892
Other assets less liabilities (0.07)%		(2)
Net assets 100.00%		$2,890
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 7 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.57%
American Funds Global Insight Fund, Class R-6	$78	$—[3]	$1	$—[3]	$(5)	$72	$—	$—
AMCAP Fund, Class R-6[1]	66	2	—[3]	—[3]	(8)	60	—	—
						132
Growth-and-income funds 23.42%
American Mutual Fund, Class R-6	179	4	4	—[3]	(1)	178	1	—
Capital World Growth and Income Fund, Class R-6	167	5	1	—[3]	(13)	158	1	—
Washington Mutual Investors Fund, Class R-6	149	4	1	—[3]	(3)	149	1	—
The Investment Company of America, Class R-6	90	4	—	—	(5)	89	—[3]	—
Fundamental Investors, Class R-6	89	4	—	—	(5)	88	—[3]	—
International Growth and Income Fund, Class R-6	18	—[3]	1	—[3]	(2)	15	—[3]	—
						677
Equity-income funds 15.47%
The Income Fund of America, Class R-6	286	8	—[3]	—[3]	(6)	288	2	—
Capital Income Builder, Class R-6	161	2	—[3]	—[3]	(4)	159	1	—
						447
Balanced funds 12.01%
American Balanced Fund, Class R-6	239	4	—	—	(10)	233	1	—
American Funds Global Balanced Fund, Class R-6	119	2	—[3]	—[3]	(7)	114	1	—
						347
Fixed income funds 44.60%
Intermediate Bond Fund of America, Class R-6	268	6	6	—[3]	(10)	258	1	—
The Bond Fund of America, Class R-6	239	6	2	—[3]	(14)	229	1	—
American Funds Inflation Linked Bond Fund, Class R-6	209	5	9	—[3]	(5)	200	—	—
American Funds Mortgage Fund, Class R-6	179	3	2	—[3]	(8)	172	—[3]	—
American High-Income Trust, Class R-6	149	4	—[3]	—[3]	(7)	146	2	—
U.S. Government Securities Fund, Class R-6	149	3	1	—[3]	(6)	145	1	—
Capital World Bond Fund, Class R-6	149	3	—[3]	—[3]	(13)	139	1	—
						1,289
Total 100.07%				$—[3]	$(132)	$2,892	$14	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2020 Target Date Fund — Page 8 of 13

American Funds® IS 2015 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth funds 1.62%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	11,339	$232
AMCAP Fund, Class R-6[1]	2,873	116
Total growth funds (cost: $365,000)		348
Growth-and-income funds 21.60%
American Mutual Fund, Class R-6	25,039	1,326
Capital World Growth and Income Fund, Class R-6	18,186	1,066
Washington Mutual Investors Fund, Class R-6	17,166	1,015
The Investment Company of America, Class R-6	13,562	667
Fundamental Investors, Class R-6	7,846	560
Total growth-and-income funds (cost: $4,058,000)		4,634
Equity-income funds 18.59%
The Income Fund of America, Class R-6	106,707	2,704
Capital Income Builder, Class R-6	18,749	1,283
Total equity-income funds (cost: $3,623,000)		3,987
Balanced funds 11.59%
American Balanced Fund, Class R-6	51,269	1,642
American Funds Global Balanced Fund, Class R-6	23,284	845
Total balanced funds (cost: $2,461,000)		2,487
Fixed income funds 46.68%
Intermediate Bond Fund of America, Class R-6	180,364	2,384
The Bond Fund of America, Class R-6	134,770	1,698
American Funds Inflation Linked Bond Fund, Class R-6	136,433	1,464
American Funds Mortgage Fund, Class R-6	129,528	1,263
American High-Income Trust, Class R-6	107,720	1,082
Capital World Bond Fund, Class R-6	57,913	1,055
U.S. Government Securities Fund, Class R-6	43,410	588
Short-Term Bond Fund of America, Class R-6	49,381	480
Total fixed income funds (cost: $10,553,000)		10,014
Total investment securities 100.08% (cost: $21,060,000)		21,470
Other assets less liabilities (0.08)%		(17)
Net assets 100.00%		$21,453
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 9 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.62%
American Funds Global Insight Fund, Class R-6	$231	$28	$12	$—[3]	$(15)	$232	$—	$—
AMCAP Fund, Class R-6[1]	115	15	—	—	(14)	116	—	—
						348
Growth-and-income funds 21.60%
American Mutual Fund, Class R-6	1,150	198	23	—[3]	1	1,326	6	—
Capital World Growth and Income Fund, Class R-6	959	197	9	—[3]	(81)	1,066	5	—
Washington Mutual Investors Fund, Class R-6	882	163	14	—[3]	(16)	1,015	4	—
The Investment Company of America, Class R-6	576	118	—[3]	—[3]	(27)	667	3	—
Fundamental Investors, Class R-6	499	91	1	—[3]	(29)	560	2	—
						4,634
Equity-income funds 18.59%
The Income Fund of America, Class R-6	2,376	409	33	(1)	(47)	2,704	19	—
Capital Income Builder, Class R-6	1,148	184	18	—[3]	(31)	1,283	9	—
						3,987
Balanced funds 11.59%
American Balanced Fund, Class R-6	1,450	255	—	—	(63)	1,642	6	—
American Funds Global Balanced Fund, Class R-6	763	129	—	—	(47)	845	4	—
						2,487
Fixed income funds 46.68%
Intermediate Bond Fund of America, Class R-6	2,106	401	38	(1)	(84)	2,384	9	—
The Bond Fund of America, Class R-6	1,532	278	16	(1)	(95)	1,698	8	—
American Funds Inflation Linked Bond Fund, Class R-6	1,344	218	68	(1)	(29)	1,464	—	—
American Funds Mortgage Fund, Class R-6	1,148	178	11	—[3]	(52)	1,263	3	—
American High-Income Trust, Class R-6	959	168	—	—	(45)	1,082	12	—
Capital World Bond Fund, Class R-6	956	190	—	—	(91)	1,055	6	—
U.S. Government Securities Fund, Class R-6	574	67	29	(1)	(23)	588	3	—
Short-Term Bond Fund of America, Class R-6	382	109	—	—	(11)	480	1	—
						10,014
Total 100.08%				$(5)	$(799)	$21,470	$100	$—
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — American Funds IS 2015 Target Date Fund — Page 10 of 13

American Funds® IS 2010 Target Date Fund
Investment portfolio
March 31, 2022
unaudited
Growth-and-income funds 18.32%	Shares	Value (000)
American Mutual Fund, Class R-6	382,013	$20,231
Capital World Growth and Income Fund, Class R-6	255,730	14,991
Washington Mutual Investors Fund, Class R-6	247,497	14,630
The Investment Company of America, Class R-6	224,006	11,017
Fundamental Investors, Class R-6	81,152	5,793
Total growth-and-income funds (cost: $60,740,000)		66,662
Equity-income funds 21.62%
The Income Fund of America, Class R-6	2,182,272	55,299
Capital Income Builder, Class R-6	341,676	23,377
Total equity-income funds (cost: $74,438,000)		78,676
Balanced funds 10.04%
American Balanced Fund, Class R-6	789,795	25,297
American Funds Global Balanced Fund, Class R-6	309,597	11,232
Total balanced funds (cost: $36,507,000)		36,529
Fixed income funds 50.10%
Intermediate Bond Fund of America, Class R-6	4,371,536	57,792
The Bond Fund of America, Class R-6	2,580,914	32,519
Short-Term Bond Fund of America, Class R-6	2,709,775	26,366
American Funds Mortgage Fund, Class R-6	2,406,522	23,464
American Funds Inflation Linked Bond Fund, Class R-6	2,066,840	22,177
American High-Income Trust, Class R-6	994,637	9,986
Capital World Bond Fund, Class R-6	547,540	9,971
Total fixed income funds (cost: $190,576,000)		182,275
Total investment securities 100.08% (cost: $362,261,000)		364,142
Other assets less liabilities (0.08)%		(278)
Net assets 100.00%		$363,864
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 11 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.32%
American Mutual Fund, Class R-6	$17,676	$2,548	$—	$—	$7	$20,231	$93	$—
Capital World Growth and Income Fund, Class R-6	13,257	3,054	291	(34)	(995)	14,991	64	—
Washington Mutual Investors Fund, Class R-6	12,626	2,271	36	(1)	(230)	14,630	62	—
The Investment Company of America, Class R-6	9,469	2,162	190	(18)	(406)	11,017	43	—
Fundamental Investors, Class R-6	5,050	1,025	10	(1)	(271)	5,793	18	—
						66,662
Equity-income funds 21.62%
The Income Fund of America, Class R-6	47,346	8,880	—	—	(927)	55,299	394	—
Capital Income Builder, Class R-6	20,201	3,673	—	—	(497)	23,377	160	—
						78,676
Balanced funds 10.04%
American Balanced Fund, Class R-6	22,095	4,153	—	—	(951)	25,297	97	—
American Funds Global Balanced Fund, Class R-6	10,100	1,720	—	—	(588)	11,232	50	—
						36,529
Fixed income funds 50.10%
Intermediate Bond Fund of America, Class R-6	49,239	10,802	237	(12)	(2,000)	57,792	204	—
The Bond Fund of America, Class R-6	27,776	6,532	—	—	(1,789)	32,519	156	—
Short-Term Bond Fund of America, Class R-6	22,095	4,846	—	—	(575)	26,366	53	—
American Funds Mortgage Fund, Class R-6	20,201	4,198	—	—	(935)	23,464	48	—
American Funds Inflation Linked Bond Fund, Class R-6	19,570	3,167	71	(3)	(486)	22,177	—	—
American High-Income Trust, Class R-6	9,469	1,102	157	(3)	(425)	9,986	115	—
Capital World Bond Fund, Class R-6	9,469	1,490	149	(2)	(837)	9,971	54	—
						182,275
Total 100.08%				$(74)	$(11,905)	$364,142	$1,611	$—
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — American Funds IS 2010 Target Date Fund — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP1-988-0522O-S87096	American Funds Insurance Series — Target Date Series — Page 13 of 13